GEORGIA INTERNATIONAL MINING CORPORATION

May 25, 2006

Mr. Larry Spirgel
Assistant Director
United States
Securities and Exchange Commission
Washington, DC
20549

Dear Mr. Sprigel

Re:  Georgia International Mining Corporation
       Amendment No. 2 to Form SB-2
       File No. 333-125138
       Filed January 17, 2006

Thank you for your comment letter of February 1, 2006.  We will address each of your comments in the order of your letter.

Prospectus Cover Page.

  We have provided an updated consent letter received by our Auditors dated April .  We have filed as Exhibit number 23.1.

  We have amended our registration statement to change from a minimum of 4,000,000 units to no minimum amount of funds raised.  There is a minimum for the investor to purchase at least 2,000 units for $200.

  We have disclosed that we are offering the units on a self-underwritten best efforts basis.  There is no minimum number of units that have to be sold, however, there is a minimum for that each investor must purchase at least 2,000 units for $200.

  We have clarified the offering period and when the offering can be closed or extended.  There is no minimum amount of funds to be raised therefore no monies will be returned to the investors if the maximum offering is not reached.

Title of each class of securities to be registered	Amount to be registered	Proposed Maximum offering price per unit	Proposed maximum aggregate offering price	Amount of registration fee
Existing shares – no warrants	2,400,000	$0.10	$240,000	22.08
Units -consisting of 1 common share and 1 common stock purchase warrant	10,000,000	$0.10	$1,000,000	$117.70
Shares of common stock underlying warrants	10,000,000	$0.12	$1,200,000	$141.24
Total	22,400,000		$2,440,000	$281.02

GEORGIA INTERNATIONAL MINING CORPORATION

USE OF PROCEEDS

Maximum 10,000,000 units
Total Proceeds	$1,000,000
Less:
Commission (1)	100,000
Offering expenses Filing fees	30,000
Net Proceeds	870,000
Use of Net Proceeds
Equipment	330,000
Maps and reports	35,000
Assays	10,000
License and registration	15,000
Working capital	480,000

Total use of net proceeds	$870,000 =======

DILUTION
If 10,000,000 sold
Offering price per unit before deduction of offering expenses	$0.10
Net tangible book value per share before the offering	0.001
Net tangible book value per share after the offering (1)	$0.05
Dilution to new investor per share (1)	$0.05
Dilution to new investor as a percentage (1)	50%

(1) Assuming that the attached one warrant per share will not be exercised until such time our operation have commenced and a market for our common stock has been established.

COMPARATIVE DATA

If maximum offering of 10,000,000 was sold

	Shares Owned	Approximate Percentage Total Shares Outstanding	Total Consideration	Approximate Percentage Total Consideration	Average Price / Share
New Investors	10,000,000	55%	$1,000,000	99%	$0.10
Existing Shareholders	8,200,000	45%	$8,200	1%	$0.001

Note: Assuming no warrants have been exercised.

GEORGIA INTERNATIONAL MINING CORPORATION

  The Warrants will not detach and trade separately.

  We have added to our previous disclosure that we have not applied for listing or quotation of these securities to include that there is no public market.

  This is not an “all or nothing” offering therefore funds will only be returned to the investor at their request and prior to closing of the offering.

  We have deleted the second column and footnote (1).

  We have removed the paragraph “This is in addition to the dealer’s obligations….”.

Prospectus Summary, Page 2

   We have added the required disclosure to the prospectus summary. We have also changed “FEMS” to read “Firstline Environmental Solutions Inc.”

  (Second paragraph) “Georgia International Mining Corporation, hereafter referred to as we, us, our or GIMC, a Nevada corporation, intend to conduct exploration and evaluation of the gold potential in Central British Columbia. Georgia has signed an option agreement with Firstline Environmental Solutions Inc, a Florida Corporation, to explore gold and other minerals in claims number 506325, 506328, 506335, 506336 and 506337 located in the Cariboo District, British Columbia, Canada. The claims are the property of the Canadian Crown and could never be sold to any. The laws of Canada allows companies to only purchase rights to explore for potential minerals. These rights are renewable on an annual basis. Firstline owns the exploration rights to the said claims.

  The option price is $285,000 of which, $35,000 was paid upon signing the agreement and the remainder balance of $250,000 is payable on two installments (i) $125,000 due on June 30, 2007 and (ii) $125,000 due on June 2008. The agreement stipulates that GIMC must conduct mineral exploration as soon its securities become listed on a public market, and will have one year from that date to complete its exploration program on the three mineral claims otherwise, Firstline Environmental Solution Inc will have the right to cancel this agreement and GIMC will not be entitled to recover its $35,000 investment. The option agreement does not include any current or future royalty payments or any other types of payments.”

  Georgia International Mining Corporation is registered in British Columbia and its head office is located in Vancouver, BC. as well, the officers and directors are residents in British Columbia.

  “Extraprovincial Company” is a legal term refers to non Canadian companies who register in any province in Canada to become a resident of Canada and to conduct business in all the provinces of Canada as oppose to “Provincial Company” who register in one province and conducting business in that province only.

The Offering, page 2

  We have removed the word “approved” and used the word “declared” effective.

  We have made the disclosure: “This prospectus covers the resale by the selling stockholders named in this prospectus of up to 2,400,000 shares of our common stock. The offered shares were acquired by the selling stockholders in private placement transactions, which were exempt from the registration requirements of the Securities Act of 1933. The selling stockholders will sell their shares of our common stock at $0.12 per share until our common stock is quoted on the OTC Bulletin Board, or listed

GEORGIA INTERNATIONAL MINING CORPORATION

for trading or quotation on any other public market, and thereafter at prevailing market prices or privately negotiated prices. Our common stock is presently not traded on any market or securities exchange and we have not applied for listing or quotation on any public market.

Risk Factors, page 3
The Option to purchase the mining claims as discussed in our strategy implementation plan on page 18 no go through, page 4.

  We have clarified the disclosure in the second sentence of this risk factor.

  We have clarified that default in payment to First Environmental Solutions, Inc. will result in the ownership of the mining claims reverting back to First Environmental Solutions.

Because we are a development stage company our auditors have raised substantial doubt regarding our ability to continue as a going concern, page 7.

  We have moved this risk factor to the second risk factor.

Where you get additional information, page 7.

  We have amended the section.

Selling Security Holders, page 10

  The selling securities holders are from those identified in Item 26.

  The selling stockholders may offer and sell, from time to time, any or all of the common stock issued. Because the selling stockholders may offer all or only some portion of the total 8,200,000 shares of common stock to be registered, no estimate can be given as to the amount or percentage of these shares of common stock that will be held by the selling stockholders upon termination of the offering. As of January 31, 2006 there were a total of 8,200,000 shares of common stock outstanding. The selling shareholders in this prospectus were a result of a private common stock offering (detailed in the two tables below), which closed February 2005.

  The table immediately below sets forth certain information regarding the beneficial ownership of shares of common stock by the selling stockholders as of February 10, 2006 and the number of shares of common stock covered by this prospectus. This selling stockholders' table consists of shareholders that purchased 8,200,000 shares of our common stock, pursuant to a private offering which satisfied the requirements of Rule 506 of Regulation S. This offering was sold at $0.001 per share and was closed in February 2005. The sale price of our common stock was the result of negotiations between the respective purchasers and the company, and was not based on book value or our assets.

  Other than the relationships described below, none of the selling stockholders had or have any material relationship with us. None of the selling stockholders is a broker-dealer or an affiliate of a broker-dealer to our knowledge. None of these selling security holders have been a Director or officer of the company since its formation on April 20, 2005.

  In February 2005 the following common shares were issued to accredited investors without registration under the Securities Act of 1933. With respect to the sales, the Company relied on section 4(2) of the securities act of 1933, as amended. No advertising or general solicitation was employed in offering the securities. The Securities were offered to accredited investors, personally known to the company’s officers. The investors were provided all material information regarding the private

GEORGIA INTERNATIONAL MINING CORPORATION

placement and the Company. The securities were offered for investment only and not for the purpose of resale or distribution, and the transfer thereof was appropriately restricted by the Company.

Name of Selling Stockholder and Position, Office or Material Relationship with Georgia International Mining Corporation	Common Shares owned by the Selling Stockholder (**)	Total Shares to be Registered Pursuant to this Offering
Mark Hague, Director	4,000,000	4,000,000
Paul Hague, Brother of Mark Hague	200,000	200,000
Valentina Giverin	200,000	200,000
Lisa McKay	200,000	200,000
Gino Mollica	200,000	200,000
Doug Merrik	200,000	200,000
Thomas C Hatton(husband of Judy Mooring)	200,000	200,000
Judy Mooring(wife of Thomas Hatton)	200,000	200,000
Peter Mollica	200,000	200,000
Mike Mollica	200,000	200,000
Frank Mollica	200,000	200,000
Brett Hatton (son of Thomas Hatton)	200,000	200,000
Delaine Mollica	200,000	200,000
Garry Dawe	200,000	200,000
Latifa Brett (Wife Evan Brett)	200,000	200,000
First Time Investment* (beneficial Evan Brett)	200,000	200,000
Robert Mills(husband of Irene Mills)	200,000	200,000
Irene Mills(wife of Robert Mills)	200,000	200,000
Eric Anderson	200,000	200,000
Fernanda Akladios (wife of CFO)	200,000	200,000
Reda Akladios (CFO)	200,000	200,000
Noelle Anderson (Assistant)	200,000	200,000
Total	8,200,000	8,200,000

*First Time Investment is controlled by Evan Brett.  Mr. Brett is president of Firstline Environmental Solutions Inc

Relationship between the Mollica family and Gino:
Delaine Mollica (Gino’s wife)
Peter Mollica (Brother to Gino)
Mike Mollica (Gino’s Nephew)
Frank Mollica (Gino’s Nephew)

Plan of Distribution
  The all officers will participate in selling the company’s units.  Specifically, they are:

GEORGIA INTERNATIONAL MINING CORPORATION

Name	Age	Position	Term since
Mark Hague	37	Director \ President	January 2005
Noelle Anderson	32	Secretary	January 2005
Reda Akladios	46	Chief Financial Officer	February 2005
  We previously stated that we will file a post-effective amendment on page 12.

  “Once a market develops, we will file a post-effective amendment to revise the cover page and plan of distribution to reflect current market prices.
  A combination of any such methods of sale; and
  Any other method permitted pursuant to applicable law.”
  We have revised the language to clarify that it is a market maker who applies to NASD in order to have the securities quoted on the over the counter bulletin board.

Management

  We confirm that Mr. Gino Mollica, his family members or any of his affiliates were involved in founding our company by, for example, convincing our officers and directors to form the company or advising our officers and directors on the company’s business plan.

Security Ownership of Certain Beneficial Owners and Management, page 14

  Mr. Mollica’s address is: P.O. Box 374 Station Fort-Langley, Langley, BC. V1M-2S5. We have added this information to the table.

  We have received the $8,200 proceeds from the private sale of our shares. All share certificates have been issued and delivered to the beneficial owner. Each share-owner is entitled to vote their shares in any shareholders meeting. We will issue shares to the purchasers upon receiving the full price and the funds will remain in escrow until the closing date. Our management will be responsible for issuing the shares and refunds, if any while reconciling the escrow account on a regular basis to insurance that proper controls are in place.

  All purchasers of the 8,200,000 shares are beneficial owners with rights to vote their shares and or dispose their shares at their discretion.

  We have removed any references to the terms “Develop, Development and production” from our document

  The property is without known reserves and the proposed program is exploratory in nature.

  The Option Agreement (Exhibit 10.1) states Georgia International Mining Corporation will own an undivided 100% of Firstline Environmental Solutions’ right to mine , the claims once Georgia International Mining has incurred the exploration expenditures and made the payments set out in Section 3 of the Option Agreement.  We have added this disclosure.

  We have deleted this statement.

Management’s Discussion and Analysis of Financial Condition, page 22
Plan of Operations, page 22

  There is no written agreement relating to the 35,000 loan from Mark Hague to the company.

GEORGIA INTERNATIONAL MINING CORPORATION

Liquidity and Capital Resources, page 23

  We intend to raise additional capital to finance the June 2007 installment

Transactions with Management, page 24

  Our Chief Financial Officer, Mr. Akladios is not a promoter and has no affiliations with Firstline Environmental Solutions Inc. The disclosure previously made by Firstline was incorrect and was removed form their amended filings.  We have added a disclosure in our document with regard to Mr. Gino Mollica and his affiliate as large shareholders in Firstline Environmental Solutions Inc.

  The correct name of the previous employer of Mark Hague and Noel Anderson is Fu Kwai Enterprises Ltd. we have amended our disclosure.

  Except for the issuance of common stock to our officers and directors at the same price of $0.001 per share as paid by the non-officer/director shareholders, we have not entered into any transactions with management.

  Mr. Gino Mollica and his family are substantial owners of Firstline Environmental Solutions Inc. Our directors were employees of Fu Kwai Enterprises Ltd., who is a major shareholder of Firstline Environmental Solutions Inc.
  We have revised the subscription agreement to remove the “shares to be held in escrow until we are successfully listed on the OTCB”.

Interim Financial Statements – September 30, 2005
Statement of Changes in Stockholders’ Equity, page F-3

  We have included our audited financial statements as at December 31, 2005

Item 3. Controls and Procedures, page F-9

  We have revised this section.

Item 27. Exhibits, page 45

  We have revised our Exhibit listing to indicated whether exhibits have been previously filed and the dated filed for the amended exhibits.

Exhibit 5.1 – Legality opinion

  The revised opinion letter is filed under Exhibit 5.1.

Exhibit 10 – Option to Purchase Mineral Claims Agreement

  The option agreement was signed by Firstline president Mr. Evan Brett and our president Mr. Mark Hague.  Firstline may have inadvertently disclosed a different name.

GEORGIA INTERNATIONAL MINING CORPORATION

Exhibit 23.2 – Consent of Robert Reid, Professional Geoscientist

  We have refilled Mr. Reid’s consent on EDGAR with this amendment.

Exhibit 99.1 – Subscription Agreement.

  We have revised our subscription agreement to remove 3D and the representation in 3E.

  We do not intend to provide potential investors with the subscription agreement prior to the effectiveness of the registration statement.

Item 28. Undertakings

  We have amended Item 28. Undertakings.

Yours truly,

GEORGIA INTERNATIONAL MINING CORPORATION

/s/ Reda Akladios

Reda Akladios
Chief Financial Officer and
Chief Accounting Officer